Label	Element	Value
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Entity Central Index Key	dei_EntityCentralIndexKey	0000887340
MainStay VP Marketfield Portfolio (Prospectus Summary) | MainStay VP Marketfield Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay VP Marketfield Portfolio
Supplement Text	ck0000887340_SupplementTextBlock

MAINSTAY VP FUNDS TRUST

MainStay VP Marketfield Portfolio

Supplement dated December 16, 2015 (“Supplement”)

to the Summary Prospectus and Prospectus dated May 1, 2015, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

Important Notice Regarding Changes to the Name, Investment Objective, Principal Investment Strategies and Subadvisors of the MainStay VP Marketfield Portfolio (“Portfolio”).

At a meeting held on December 8 – 10, 2015, at the recommendation of New York Life Investment Management LLC, the Board of Trustees (“Board”) of MainStay VP Funds Trust (“Trust”) approved: (i) a change to the Portfolio’s name; (ii) a change to the Portfolio’s investment objective; (iii) modifications of the Portfolio’s principal investment strategies; and (iv) the appointment of four new subadvisors, each to manage a portion of the Portfolio’s assets on an interim basis, and the related interim subadvisory agreements. The Board also approved the longer-term appointment of the new subadvisors and the adoption of subadvisory agreements so that the new subadvisors may serve as subadvisors to the Portfolio on an uninterrupted basis following the expiration of the interim subadvisory agreements, subject to shareholder approval. Upon effectiveness of these changes, the Portfolio will be managed pursuant to the principal investment strategies described below, although shareholders will be asked to vote to approve new subadvisory agreements to take effect upon the expiration of the interim subadvisory agreements. See the section titled “Shareholder Proxy” of this Supplement for more information on these matters and the Proposals (as defined below).

As a result, effective on or about January 19, 2016 (unless otherwise indicated), the following changes will occur:

1.	Front Cover. The legend on the front cover of the Prospectus will be deleted in its entirety and replaced with the following:

Neither the Securities and Exchange Commission, the Commodity Futures Trading Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

2.

Name Change. The name of the Portfolio will change from MainStay VP Marketfield Portfolio to “MainStay VP Absolute Return Multi-Strategy Portfolio”. Accordingly, all references to MainStay VP Marketfield Portfolio will be deleted and replaced with MainStay VP Absolute Return Multi-Strategy Portfolio, as appropriate.

3.

Change in Subadvisors. Effective on or about January 15, 2016, Marketfield Asset Management LLC, the Portfolio’s current subadvisor, will resign and be replaced with the following interim subadvisors which will be responsible for the day-to-day management of the Portfolio: (a) Candriam France S.A.S. (“Candriam France”); (b) Cornerstone Capital Management Holdings LLC (“Cornerstone Holdings”); (c) Cushing ® Asset Management, LP (“Cushing”); and (d) MacKay Shields LLC (“MacKay Shields”) (each, a “Subadvisor” and, collectively, the “Subadvisors”). Accordingly, all references to Marketfield Asset Management LLC will be deleted, as appropriate.

4.	Investment Objective . The investment objective of the Portfolio will be revised as follows:

The Portfolio seeks to achieve long-term growth of capital.

5.

Reduction in Management Fee Paid to New York Life Investment Management LLC. The contractual management fee paid to New York Life Investment Management LLC (the “Manager”) as the Portfolio’s investment manager will be reduced from 1.40% to 1.25%.

6.

Anticipated Reduction in the Portfolio’s Total Ordinary Operating Expenses. Notwithstanding the addition of certain expenses associated with the Portfolio’s new principal investment strategies and operations, it is anticipated that the Portfolio’s total annual operating expenses will be reduced following the implementation of the changes summarized in this Supplement.

The tables titled “Fees and Expenses of the Portfolio” and “Example” will be revised as follows:

	Initial Class	Service Class
Annual Portfolio Operating Expenses (fees paid directly from your investment)
Management Fees (as an annual percentage of the Portfolio's average daily net assets) [1,2]	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses [3]
Dividend Expenses and Broker Fees and Charges on Short Sales	0.28%	0.28%
Other Expenses of the Cayman Subsidiary [4]	0.02%	0.02%
Remainder of Other Expenses	0.15%	0.15%
Total Other Expenses	0.45%	0.45%
Total Annual Portfolio Operating Expenses	1.70%	1.95%

1.	Restated to reflect current management fees.

2.

The Portfolio may invest a portion of its assets in a Cayman Subsidiary (defined below). The Cayman Subsidiary has entered into a separate advisory agreement with New York Life Investment Management LLC (“New York Life Investments”) for the management of the Cayman Subsidiary’s portfolio pursuant to which the Cayman Subsidiary is obligated to pay New York Life Investments a management fee at the same rate that the Portfolio pays New York Life Investments for services provided to the Portfolio. New York Life Investments is contractually obligated to waive the management fee it receives from the Portfolio in an amount equal to the management fee paid to New York Life Investments by the Cayman Subsidiary. This waiver arrangement may not be terminated by New York Life Investments as long as its advisory agreement with the Cayman Subsidiary is in place.

3.	Based on estimated amounts for the current fiscal year.

4.

Other Expenses of the Cayman Subsidiary include the expenses (other than the management fee) borne by the Portfolio as the sole shareholder of the Cayman Subsidiary, including administrative, audit, custody and legal expenses.

Example

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses After	1 Year	3 Years	5 Years	10 Years
Initial Class	$173	$536	$923	$2,009
Service Class	$198	$612	$1,052	$2,275

7.	Principal Investment Strategies. The principal investment strategies and investment process of the Portfolio will be revised as follows:

The Portfolio pursues its investment objective by allocating its assets among multiple non-traditional or “alternative” investment strategies managed by New York Life Investment Management LLC, the Manager, and different Subadvisors. The Manager is responsible for selecting and overseeing each Subadvisor and for determining the amount of Portfolio assets allocated to each investment strategy and Subadvisor. The selection of a Subadvisor by the Manager is subject to the approval of the Portfolio’s Board of Trustees. The Manager, along with each of the Subadvisors, provides day-to-day portfolio management for a portion of the Portfolio’s assets by employing a variety of non-traditional investment strategies. The Portfolio employs an absolute return strategy, which seeks to provide returns that have a low correlation to traditional equity and fixed-income indices, lower volatility than traditional equity indices, and similar volatility to traditional investment grade fixed-income indices through investing in a number of non-traditional investment strategies. The Portfolio’s absolute return investment approach seeks to provide positive returns over a complete market cycle. However, the Portfolio’s returns may be negative during certain periods within or over a complete market cycle.

In making allocation decisions among strategies or Subadvisors, the Manager may consider a variety of qualitative and quantitative factors, including investment style and historical performance, as well as various characteristics of a strategy’s or a Subadvisor’s expected investment portfolio. In addition, the Manager may manage a portion of the Portfolio’s assets directly. A Subadvisor is responsible for the day-to-day management of the Portfolio’s assets allocated to the Subadvisor by the Manager.

The Manager may at any time and in its sole discretion (without prior notice to shareholders) adjust the allocation of the Portfolio’s assets among the investment strategies and Subadvisors to varying degrees, including reducing the Portfolio’s exposure to any strategy or Subadvisor to zero. Under normal market conditions, the Manager will not allocate more than 20% of the Portfolio’s assets to any one strategy with each Subadvisor. In the future, the Manager may determine to allocate the Portfolio’s assets to additional strategies not currently summarized below.

Investment Process: The Portfolio seeks low correlation to traditional equity and fixed-income indices and lower volatility than traditional equity indices by utilizing a combination of different alternative investment strategies. The Manager currently targets an annualized volatility level of less than 6% (as measured by the standard deviation of the Portfolio’s returns) over the long term. However, over short- or long-term periods, the Portfolio’s volatility may materially exceed its target volatility and the Portfolio’s performance may have a high correlation with traditional equity and fixed-income indices. The Manager seeks to substantially reduce the risks associated with concentration (i.e., the individual risk contribution from any one strategy or Subadvisor) and drawdown (i.e., the decrease in value of investments from their peak) by diversifying the Portfolio’s assets across multiple strategies and Subadvisors.

The Portfolio may invest in a broad range of asset classes and instruments, pursuant to its various strategies, including, but not limited to, equity securities, depositary receipts, fixed-income instruments, commodities, currencies, and convertible securities. The Portfolio may invest without restriction as to issuer capitalization, country (including emerging markets), currency, maturity or credit rating. The Portfolio may also invest in derivatives, such as futures, forwards, options and swaps (including, for example, credit default, index, total return, interest rate and currency swaps), to try to enhance returns and/or reduce the risk of loss, including losses due to fluctuation in currency exchange rates by hedging certain of its holdings. As a result of the Portfolio’s use of derivatives, the Portfolio may have economic leverage and hold a significant amount of related U.S. Treasuries or short-term investments, including money market funds and cash deposits. In addition, the Portfolio may invest in pooled investment vehicles, including affiliated and unaffiliated open-end funds, closed-end funds and exchange-traded funds.

The Portfolio may take long and/or short positions in a wide range of asset classes, including equity securities and fixed-income instruments, among others. When taking a short position, the Portfolio may sell an instrument that it does not own and then borrow the instrument to meet its settlement obligations. The Portfolio may also take short positions in futures, forwards, options or swaps. A short position will benefit from a decrease in price of the underlying instrument and will lose value if the price of the underlying instrument increases. Long positions will benefit if the value of the instrument increases. A portion of the Portfolio’s assets (no more than 15% at the time of purchase) may be invested in illiquid securities (i.e., holdings that the Portfolio may not be able to sell or dispose of in the ordinary course of business within seven calendar days).

The Portfolio currently pursues the following strategies:

Equity Market Neutral: This strategy seeks to profit by detecting and exploiting perceived pricing inefficiencies in individual equity securities and neutralizing exposure to market risk by maintaining approximately equal value exposure in long and short positions. The strategy will identify investment opportunities based on a model that reflects the input of relevant factors, including relative value, market sentiment, and the Subadvisor’s forecasts as to anticipated market volatility. The strategy may engage in short sales in order to generate returns that are independent of the direction of the market.

Risk Arbitrage: This strategy implements event-driven arbitrage strategies on securities of companies that experience certain “special situations,” which are corporate events that are likely to create discontinuity in the price of a given security. The Portfolio’s risk arbitrage strategy consists primarily of an announced merger arbitrage strategy. An announced merger arbitrage strategy buys or sells the securities of companies involved in a merger based on the Subadvisor’s anticipation of the merger’s outcome. The strategy may also invest in securities of companies based on other event-driven strategies, such as holding 3 discount arbitrage, share class arbitrage, spin-offs, asset sales, initial public offerings, minority buyouts, auctions or rights issues. Share class arbitrage involves capitalizing on perceived pricing inefficiencies of a particular share class in a multiple share class issuer. Discount arbitrage is when a discount option is purchased while an opposite transaction is taken in the underlying security.

Managed Futures: This strategy primarily takes long and short positions in futures contracts (directly or through derivatives, including total return swaps) across asset classes globally. The strategy seeks to exploit market trends and generate absolute returns utilizing a quantitative and systematic investment approach, which consists of analyzing financial markets through statistical models. These quantitative models produce buy or sell signals looking to benefit from the upward and downward movements of the asset classes covered based on market trends and patterns and contrarian views (i.e., instruments and strategies that may be out of favor in the broader market). The managed futures strategy will be implemented through (i) investment in derivative instruments, including swap agreements, exchange-traded futures and option and forward contracts, to gain exposure to a wide variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products and to hedge price risk, (ii) investment in swap agreements that reflect the return of securities, derivatives and commodity interests selected by the Subadvisor, or (iii) investment in some combination of (i) and (ii). This strategy will involve the use of one or more wholly-owned subsidiaries formed under the laws of the Cayman Islands (each, a “Cayman Subsidiary”). See “Subsidiary Risk” below for more information.

Master Limited Partnerships (“MLPs”) and Other Energy Companies: This strategy seeks to deliver both high current income and total return by investing in a portfolio of domestic and foreign publicly traded partnerships and/or other issuers (including U.S. and Canadian royalty trusts and Canadian energy companies) engaged in the transportation, storage, processing, refining, marketing, exploration, production or mining of crude oil, natural gas, minerals or other natural resources (“Energy Companies”). The Subadvisor implements this strategy by identifying companies it believes will benefit from increased crude oil, natural gas or natural gas liquids production resulting in greater energy infrastructure needs. The Portfolio will invest no more than 25% of its total assets in securities of MLPs that are qualified publicly traded partnerships (“QPTPs”), which are treated as partnerships for U.S. federal income tax purposes.

Credit Long/Short or Non-Traditional Fixed-Income: This strategy seeks to exploit opportunities in the global fixed-income markets based on top-down and bottom-up analysis. The strategy may invest in various credit strategies that involve being long and short different financial instruments, and the credit instruments involved will range from high grade to high yield (known as “junk bonds”) and distressed debt. The strategy may also invest in credit derivatives. The Subadvisors responsible for this strategy dynamically allocate capital to the sectors and securities that they believe offer the best balance of risk and return, unrestricted by benchmark constraints.

Global Macro Strategy: This strategy seeks to obtain exposure to a broad spectrum of investments and countries or regions based on discrete strategies that employ a variety of techniques, both discretionary and systematic analysis, combinations of top down and bottom up theses, and quantitative and fundamental approaches, designed to effectively identify and assess factors that affect businesses and economies broadly (e.g., monetary and fiscal policy, regulatory changes, demographics) and their impact on securities markets. The strategy may also employ arbitrage techniques and seek long and short exposure (directly or through derivatives, including total return swaps) across diversified asset classes globally. The strategy may be exposed significantly to interest rate and foreign currency futures. In addition, the strategy may involve the use of one or more Cayman Subsidiaries to obtain certain commodities market exposure.

Tactical Allocation: This strategy, which is managed by the Manager, may invest in a range of asset classes, including equity securities, fixed-income instruments, futures, options, currency forward contracts and swaps (including total return swaps) and affiliated and unaffiliated open-end funds, closed-end funds and exchange-traded funds, to manage or gain access to certain market exposures, including exposure to asset classes or strategies in which the Portfolio is not otherwise invested, to exploit perceived structural inefficiencies in the markets or to manage cash flows. Additionally, positions may be pursued on a long or short basis either to take advantage of perceived investment opportunities or to counter exposure from other strategies in the Portfolio.

Other Strategies: The Manager may modify the strategies summarized above and allocate the Portfolio’s assets among or to other strategies developed or implemented to further optimize risk reward expectations based on, among other factors, changing market conditions. In addition to the instruments described above, such other strategies may include taking long and/or short positions in a wide range of instruments, including, but not limited to, commodities and real estate investment trusts (“REITs”). Such investments may be made without restriction as to issuer capitalization, country (including emerging markets), currency, maturity or credit rating and within the context of a range of investment programs or strategies, including, but not limited to, carry strategies, relative value strategies, and various forms of arbitrage.

The Manager may allocate the Portfolio’s assets among, the following Subadvisors:

Subadvisor	Strategy
Candriam France S.A.S.	Risk Arbitrage, Credit Long/Short or Non-Traditional Fixed Income, Managed Futures, Global Macro
Cornerstone Capital Management Holdings LLC	Equity Market Neutral
Cushing ® Asset Management, LP	Master Limited Partnerships (“MLPs”) and Other Energy Companies
MacKay Shields LLC	Credit Long/Short or Non-Traditional Fixed-Income

In order to qualify as a regulated investment company under Internal Revenue Code of 1986, as amended, the Portfolio intends to gain exposure to the commodities market primarily through investing a portion of the Portfolio’s assets (up to 25% in the aggregate) in the equity securities of one or more Cayman Subsidiaries, which have the same investment objective as the Portfolio. In pursuing its investment objective, each Cayman Subsidiary is expected to invest, directly or indirectly through the use of derivatives (including total return swaps), in securities, commodities, commodity-related instruments and other investments. The Manager will advise each Cayman Subsidiary and may retain one or more Subadvisors to manage the assets of each Cayman Subsidiary. Although each Cayman Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio, the investment programs of the Portfolio and each Cayman Subsidiary are not necessarily identical. Initially, the Portfolio intends to invest in one Cayman Subsidiary but retains the right to invest in additional Cayman Subsidiaries in the future.

8.	Principal Risks. The risks disclosed in the section of the prospectus entitled “Principal Risks” will be deleted in their entirety and replaced with the following:

Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money.

Market Changes Risk: The value of the Portfolio's investments may change because of broad changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in (i) increased volatility; and (ii) increased redemptions. Such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares.

Management Risk: The investment strategies, practices and risk analyses used by a Subadvisor may not produce the desired results.

Multi-Manager Risk: The Portfolio’s performance relies on the skill of the Manager in selecting and monitoring the Subadvisors. The Portfolio’s performance also is dependent upon the Manager’s skill in determining strategic allocations of the Portfolio’s assets among the Subadvisors and the Subadvisors’ skill in implementing their respective strategy or strategies. The Subadvisors’ investment strategies may not always be complementary to one another and, as a result, the Subadvisors may make decisions that conflict with one another, which may adversely affect the Portfolio’s performance. For example, a Subadvisor may purchase an investment for the Portfolio at the same time that another Subadvisor sells the investment, resulting in higher expenses without accomplishing any net investment result. Alternatively, several Subadvisors could purchase the same investment at the same time, causing the Portfolio to pay higher expenses because they did not aggregate their transactions. The multi-manager approach may also cause the Portfolio to invest a substantial percentage of its assets in certain types of securities, which could lead to large beneficial or detrimental effects on the Portfolio’s performance. The Manager may influence a Subadvisor in terms of its management of a portion of the Portfolio’s assets, including hedging practices, investment exposure and risk management.

The Subadvisors may underperform the market generally and may underperform other subadvisors that the Manager could have selected. One or more Subadvisors may have limited or no experience in managing assets of a registered investment company, which is subject to daily inflows and outflows of investor cash and certain legal and tax-related restrictions on its investments and operations.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. Opportunity for greater gain often comes with greater risk of loss.

Small-Cap and Mid-Cap Stock Risk: Stocks of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks. Smaller capitalization companies may be more vulnerable to adverse business or market developments.

Large-Cap Stock Risk: Although stocks issued by larger companies tend to have less overall volatility than stocks issued by smaller companies, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, and may suffer sharper price declines as a result of earnings disappointments. During a period when the performance of stocks issued by larger companies fall behind other types of investments, such as smaller capitalized companies, the Portfolio’s performance will lag those investments.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Value Stock Risk: Value stocks may never reach what the Subadvisors believe is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Portfolio's performance may be lower or higher than that of funds that invest in other types of equity securities.

Convertible Securities Risk: Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon the performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Portfolio could lose its entire investment.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Currency Risk: Changes in the value of foreign (non-U.S.) currencies relative to the U.S. dollar may adversely affect the Portfolio’s investments in foreign currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign currencies. One or more Subadvisors seek to reduce currency risk by hedging all or part of the exposure to various foreign currencies of the Portfolio’s assets allocated to the Subadvisor(s) by engaging in hedging transactions, including swaps, futures, forward currency contracts and other derivatives. One or more Subadvisors may from time to time attempt to hedge all or a portion of the perceived currency risk by engaging in similar hedging transactions. However, these transactions and techniques may not always work as intended, and in certain cases the Portfolio may be worse off than if it had not engaged in such hedging practices. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Short Selling Risk: If a security sold short increases in price, the Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Portfolio may have substantial short positions and must borrow those securities to make delivery to the buyer. The Portfolio may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, the Portfolio may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. The Portfolio also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Portfolio may be required to pay in connection with the short sale.

Until the Portfolio replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with the Portfolio's custodian to cover the Portfolio's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Portfolio's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the Portfolio may not be able to substitute or sell the pledged collateral. Additionally, the Portfolio must maintain sufficient liquid assets (less any additional collateral held with the broker), marked-to-market daily, to cover the short sale obligations. This may limit the Portfolio's investment flexibility, as well as its ability to meet redemption requests or other current obligations. Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot go below zero.

By investing the proceeds received from selling securities short, the Portfolio could be deemed to be employing a form of leverage, which creates special risks. The use of leverage may increase the Portfolio's exposure to long positions and make any change in the Portfolio's net asset value greater than it would be without the use of leverage. This could result in increased volatility of returns. There is no guarantee that the Portfolio will leverage its portfolio, or if it does, that the Portfolio's leveraging strategy will be successful or that it will produce a higher return on an investment.

Regulatory authorities in the U.S. or other countries may prohibit or restrict the ability of the Portfolio to fully implement its short-selling strategy, either generally or with respect to certain industries or countries, which may impact the Portfolio's ability to fully implement its investment strategies.

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of foreign investing, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Debt or Fixed-Income Securities Risk: The risks of investing in debt or fixed-income securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up (long-term debt securities will normally have more price volatility than short-term debt securities because long-term debt securities are generally more susceptible to interest rate risk than short-term debt securities); (v) selection risk, i.e., the securities selected by the Subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Portfolio’s income if the proceeds are reinvested at lower interest rates.

Interest rates in the United States are at, or near, historic lows, which may increase the Portfolio’s exposure to risks associated with rising interest rates. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond markets, making it more difficult for the Portfolio to sell its holdings at a time when a Subadvisor might wish to sell. Decreased liquidity in the markets also may make it more difficult to value some or all of the Portfolio’s holdings.

Additional risks associated with an investment in the Portfolio include the following: (i) not all U.S. government securities are insured or guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt; and (ii) the Portfolio's yield will fluctuate with changes in short-term interest rates.

High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are sometimes considered speculative because they present a greater risk of loss than higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Floaters and Variable Rate Notes Risk: Floaters and variable rate notes provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate notes may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Portfolio's ability to sell the securities at any given time. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as fast as interest rates in general. Such securities also may lose value.

Other Investment Companies Risk: The risks of owning another investment company are generally similar to the risks of investment directly in the securities in which that investment company invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. In addition, because closed-end funds trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities and their shares may have greater volatility because of the potential lack of liquidity.

Exchange-Traded Fund ("ETF") Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Portfolio could result in losses on the Portfolio's investment in ETFs. ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly.

Mortgage-Backed/Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-backed and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Portfolio's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Portfolio to lose money. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. The ability of the Portfolio to successfully utilize these instruments may depend on the ability of the Subadvisor to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Portfolio. Derivatives may also expose the Portfolio to greater risk and increase expenses.

Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Portfolio may not be able to profitably exercise an option and may lose its entire investment in an option. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the Portfolio agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Portfolio. Swaps also are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

Commodities and Commodity-Linked Derivatives Risk: Exposure to the commodities markets, such as precious metals, industrial metals, gas and other energy products and natural resources, may subject the Portfolio to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events and policies, war, acts of terrorism and changes in interest rates or inflation rates. Because the value of a commodity-linked derivative instrument and structured note typically are based upon the price movements of physical commodities, the value of these securities will rise or fall in response to changes in the underlying commodities or related index of investment.

Tax Risk: With respect to Portfolio investments in MLPs qualifying as QPTPs, as partnerships for U.S. federal income tax purposes, QPTPs do not pay any U.S. federal income tax at the partnership level. A change in current tax law, or a change in the underlying business of a given QPTP, could result in a QPTP being treated as a corporation for U.S. federal income tax purposes, which would result in such QPTP being required to pay U.S. federal income tax on its taxable income, and its distributions being treated as dividends to the extent of earnings and profits, thereby reducing the value of the Portfolio’s MLP investments.

Among the requirements the Portfolio must satisfy in order to qualify as a regulated investment company (“RIC”), it must derive at least 90% of its gross income each taxable year from qualifying gross income, which is described in greater detail in the Portfolio’s Statement of Additional Information. Gross income from commodities and certain commodity-linked derivative instruments generally will not be considered qualifying gross income of a RIC. The Portfolio’s investment in the Cayman Subsidiary should provide the Portfolio with exposure to the commodity markets within the limitations prescribed in Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

With respect to Portfolio investments in the Cayman Subsidiary, the Internal Revenue Service (“IRS”) has issued private letter rulings to RICs (but not the Portfolio) in which the IRS specifically concluded that income and gains earned by a RIC from its investment in a wholly-owned foreign subsidiary that invests in commodity-linked instruments are qualifying gross income of a RIC for purposes of compliance with Subchapter M of the Internal Revenue Code. However, the Portfolio is not able to rely on private letter rulings issued to other taxpayers. Additionally, the IRS has suspended the issuance of such private letter rulings, pending review of its position on this matter.

In connection with investments in the Cayman Subsidiary, the Portfolio has obtained an opinion of counsel that its income from such investments should constitute qualifying gross income of a RIC under Subchapter M of the Internal Revenue Code. Nevertheless, a change in the IRS’ position or changes in the laws of the United States or the Cayman Islands could result in the inability of the Portfolio or the Cayman Subsidiary to operate as described in the Portfolio’s Prospectus and Statement of Additional Information. Such changes could adversely affect the Portfolio’s ability to meet its investment objective as well as could jeopardize the Portfolio’s tax status as a RIC under the Internal Revenue Code which, in turn, may subject the Portfolio to higher tax rates and/or penalties.

Subsidiary Risk: By investing in a Cayman Subsidiary, the Portfolio is indirectly exposed to the risks associated with such Cayman Subsidiary’s investments. Each Cayman Subsidiary will not be registered under the Investment Company Act of 1940, as amended (“1940 Act”) and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or each Cayman Subsidiary to operate as expected and could adversely affect the Portfolio.

Liquidity and Valuation Risk: Securities purchased by the Portfolio may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying Portfolio shares or receive less than the market value when selling Portfolio shares. Liquidity risk may also refer to the risk that the Portfolio may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Event-Driven Arbitrage Risk: The Portfolio’s investments in securities and companies in anticipation of a “special situation” (e.g., a merger) carry the risk that the special situation does not occur as anticipated, when anticipated, or at all, or if it is perceived to be less likely to occur. The market price of the security purchased by the Portfolio may decline sharply and result in losses to the Portfolio if, for example, such securities are ultimately sold, transferred or exchanged for securities or cash, the value of which is less than the purchase price.

Master Limited Partnerships (“MLPs”) and Other Natural Resources Sector Companies Risks: The Portfolio invests in the natural resources sector, with an emphasis on securities issued by MLPs. MLPs and other natural resources sector companies are subject to risks related to the natural resources sector, including, but not limited to, fluctuations in the prices of commodities, a significant decrease in the production of or a sustained decline in demand for energy commodities, and construction risk, development risk, acquisition risk or other risks arising from their specific business strategies. In addition, investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs are subject to certain risks inherent in the structure of MLPs, including (i) tax risks; (ii) the limited ability to elect or remove management or the general partner or managing member; (iii) limited voting rights; and (iv) conflicts of interest between the general partner or managing member and its affiliates, on the one hand, and the limited partners or members, on the other hand, including those arising from incentive distribution payments or corporate opportunities. Securities issued by MLPs may experience limited trading volumes and, thus, may be relatively illiquid.

Energy Companies Risk: Energy Companies are subject to certain risks, including, but not limited to, fluctuations in the prices of commodities (such as natural gas, natural gas liquids and crude oil), a significant decrease in the production of natural gas, crude oil, or other energy commodities, or a sustained decline in demand for energy commodities. In addition, Energy Companies are subject to risks associated with environmental costs and liabilities, regulatory changes and enforcement proceedings, and extreme weather conditions, among other risks particular to their specific business. The highly cyclical nature of the energy sector may adversely affect the earnings or operating cash flows of certain Energy Companies in which the Portfolio may invest.

Sub-Sector Specific Risk: Energy Companies are also subject to risks that are specific to the particular sub-sector of the energy sector in which they operate.

U.S. Royalty Trust Structure Risk: Royalty trusts generally do not guarantee minimum distributions or even return of capital. If the assets underlying a royalty trust do not perform as expected, the royalty trust may reduce or even eliminate distributions. The declaration of such distributions generally depends upon various factors, including the operating performance and financial condition of the royalty trust and general economic conditions.

Canadian Royalty Trusts and Canadian Exploration and Production Companies Risk: Canadian royalty trusts are generally subject to similar risks as U.S. royalty trusts, as described above. However, unlike U.S. royalty trusts, Canadian royalty trusts and exploration and production companies may engage in the acquisition, development and production of natural gas and crude oil to replace depleting reserves. They may have employees, issue new shares, borrow money, acquire additional properties, and may manage the resources themselves. As a result, Canadian royalty trusts and Canadian exploration and production companies are exposed to commodity risk and production and reserve risk, as well as operating risk.

Canadian Investment Risks: The Canadian economy is very dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in these sectors could have an adverse impact on the Canadian economy. The Canadian economy is dependent on the economy of the United States as a key trading partner. Reduction in spending on Canadian products and services or changes in the U.S. economy may cause an impact in the Canadian economy. The Canadian economy may be significantly affected by the U.S. economy, given that the United States is Canada’s largest trading partner and foreign investor.

Real Estate Investment Trust Risk: Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, increases in property taxes and changes in interest rates. Additionally, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency.

Regulatory Risk: The Portfolio as well as the issuers of the securities and other instruments in which the Portfolio invests are subject to considerable regulation and the risks associated with adverse changes in law and regulation governing their operations. For example, regulatory authorities in the United States or other countries may prohibit or restrict the ability of the Portfolio to fully implement its short-selling strategy, either generally or with respect to certain industries or countries, which may impact the Portfolio's ability to fully implement its investment strategies. In addition, regulatory authorities are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of the regulations remains unclear and may adversely affect, among other things, the availability, value or performance of derivatives.

Distressed Securities Risk: Investments in distressed securities are subject to substantial risks in addition to the risks of investing in other types of high-yield securities. Distressed securities are speculative and involve substantial risk that principal will not be repaid. Generally, the Portfolio will not receive interest payments on such securities and may incur costs to protect its investment. In addition, the Portfolio's ability to sell distressed securities and any securities received in exchange for such securities may be restricted.

Risk Management Techniques Risk: Although the Portfolio may employ various hedging and risk management techniques, there is no assurance that the Portfolio will engage in hedging transactions or risk management techniques at any one time, including during volatile market conditions. There also is no assurance that any hedging transactions or risk management techniques will be successful or that the Portfolio will be able to hedge fully or perfectly against any risk.

Quantitative or Model Risk: Investments selected using quantitative methods or based on models that analyze information and data may perform differently from the market as a whole. There can be no assurance that these methodologies or models will enable the Portfolio to achieve its objective. The quantitative model used by a Subadvisor, and the investments selected based on the model, may not perform as expected. The quantitative model may contain certain errors in construction and implementation that may adversely affect the Portfolio’s performance. In addition, the Portfolio’s performance will reflect, in part, a Subadvisor’s ability to make active qualitative decisions and timely adjust the quantitative model, including the model’s underlying metrics and data.

Leverage Risk: To the extent the Portfolio employs certain strategies and instruments (e.g., derivatives) that result in economic leverage, the Portfolio may be more volatile and sensitive to market movements than a fund that does not employ leverage. The use of leverage creates additional investment exposure as well as the potential for greater loss and may require the Portfolio to liquidate investments when it may be disadvantageous to do so.

9.	Past Performance. The following will be added as the second sentence in the second paragraph of the section of the Summary Prospectus entitled “Past Performance:”

Effective January 15, 2016, the Portfolio replaced its subadvisor. Effective January 19, 2016, the Portfolio revised its principal investment strategies. The past performance in the bar chart and table prior to those dates reflects the Portfolio’s prior subadvisor and principal investment strategies. Please visit mainstayinvestments.com for daily net asset value information.

10.	Management. The section of the Summary Prospectus entitled “Management” will be deleted in its entirety and replaced with the following:

New York Life Investment Management LLC serves as the Portfolio’s Manager. Candriam France S.A.S., Cornerstone Capital Management Holdings LLC, Cushing Asset Management, LP and MacKay Shields LLC all serve as Subadvisors.

11.

Change in Portfolio Managers. Effective on or about January 15, 2016, the following individuals will be primarily responsible for the day-to-day management of a portion of the Portfolio and references to Michael C. Aronstein will be deleted in their entirety:

Manager/Subadvisor	Portfolio Managers	Service Date
New York Life Investment Management LLC	Jae Yoon, Senior Managing Director	January 2016
	Jonathan Swaney, Managing Director	January 2016
	Poul Kristensen, Director	January 2016
	Amit Soni, Director	January 2016
Candriam France S.A.S.	Steeve Brument, Head of Systematic Funds	January 2016
	Roland Juhel, Senior Portfolio Manager	January 2016
	Johann Mauchand, Portfolio Manager	January 2016
	Edouard Petitcollot, Senior Portfolio Manager	January 2016
	Olivier Baccam, Senior Portfolio Manager	January 2016
	Philippe Noyard, Head of High Yield & Credit Arbitrage Management	January 2016
	Patrick Zeenni, Deputy Head of High Yield & Credit Arbitrage Management	January 2016
	Nicolas Jullien, Senior Portfolio Manager	January 2016
	Charles de Courcel, Head of Quantitative Global Macro Management	January 2016
	Myriam Guervin, Senior Global Macro Fund Manager	January 2016
	Michel Le Bras, Head of Fundamental Global Macro Management	January 2016
Cornerstone Capital Management Holdings LLC	Andrew Ver Planck, Senior Vice President	January 2016
	Jeremy Roethel, Vice President	January 2016
	Mona Patni, Vice President	January 2016
Cushing Asset Management, LP	Jerry V. Swank, Managing Partner	January 2016
	Libby F. Toudouze, Partner	January 2016
	Judd B. Cryer, Managing Director	January 2016
	John Musgrave, Managing Director	January 2016
MacKay Shields LLC	Dan Roberts, Executive Managing Director	January 2016
	Louis N. Cohen, Senior Managing Director	January 2016
	Michael Kimble, Senior Managing Director	January 2016
	Taylor Wagenseil, Senior Managing Director	January 2016

12.	Subadvisor Information. In the section of the Prospectus entitled “Who Manages Your Money?” , the following information will be added:

Candriam France S.A.S. (“Candriam France”) is located at 40, rue Washington, F-75008, Paris France. Candriam France is a part of Candriam Investors Group, a leading pan-European multi-specialist asset manager with a 20-year track record and a team of 500 experienced professionals. As of October 31, 2015, Candriam France managed approximately $11.7 billion in assets.

13.

Additional Information Regarding Fee Waivers. In the section of the Prospectus entitled “Additional Information Regarding Fee Waivers” the information pertaining to MainStay VP Marketfield Portfolio is deleted in its entirety and replaced with the following:

MainStay VP Absolute Return Multi-Strategy Portfolio: New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of a class do not exceed the following percentages of its average daily net assets: Initial Class, 1.46%; and Service Class, 1.71%. This agreement will remain in effect until May 1, 2017, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Portfolio.

For reference, the Portfolio’s Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) on November 30, 2015 were: Initial Class, 1.46%; and Service Class, 1.71%.

14.

Portfolio Manager Biographies. The following biographies will be added to the section of the Prospectus entitled “Portfolio Manager Biographies” and references to Michael C. Aronstein will be deleted in their entirety:

Olivier Baccam

Mr. Baccam has managed a portion of the Portfolio’s assets since January 2016. He joined Candriam France in 2005 and has been a portfolio manager for Candriam France’s risk arbitrage strategy since 2009. Mr. Baccam has Bachelor’s and Master’s Degrees in computer science from Paris VI Pierre & Marie Curie University and a Master’s in company and financial management from Ecole Superieure de Gestion.

Steeve Brument

Mr. Brument has managed a portion of the Portfolio’s assets since January 2016. He joined Candriam France in 2001 and has been head of systematic funds at Candriam France since 2007. Mr. Brument holds a Master from the Ecole SupÉrieure de Gestion-Finance in Paris.

Louis N. Cohen, CFA

Mr. Cohen has managed a portion of the Portfolio’s assets since January 2016. He joined MacKay Shields in 2004 as Director of Research after MacKay Shields acquired the fixed-income active core division of Pareto Partners. He is currently a Senior Managing Director. Mr. Cohen received his BA and MBA from New York University. He also holds the Chartered Financial Analyst ® (“CFA ® ”) designation.

Judd B. Cryer

Mr. Cryer has managed a portion of the Portfolio’s assets since January 2016. He joined Cushing in 2005 and is currently a Managing Director, Senior Research Analyst and Portfolio Manager. Mr. Cryer has prior experience as a consulting engineer and as a project manager with an energy and equipment and systems provider. Mr. Cryer received his BS in Mechanical Engineering from Oklahoma State University and an MBA in Finance from Southern Methodist University.

Charles de Courcel

Mr. de Courcel has managed a portion of the Portfolio’s assets since January 2016.  He has headed the Quantitative Global Macro strategy of Candriam since 2008. He began his career in 1998 as a Consultant Engineer and, has been developing tools for managing portfolio based on behavioral finance and technical analysis since 2002. In 2005, he became a Fund Manager in Fixed Income and then Equities for Credit Agricole / BFT Gestion. In 2008, he joined Candriam to develop the Quantitative Global Macro strategy. Mr. de Courcel has engineering degrees from the Ecole Polytechnique in France and from the Ecole Nationale SupÉrieure Telecom in Paris.

Myriam Guervin

Ms. Guervin has managed a portion of the Portfolio’s assets since January 2016.  She has been a Global Macro Hedge Fund Manager at Candriam since 2008. She has been with Candriam all of her career, joining the firm in 1996 as a Risk Manager and moving into internal control a year later. In 1998, she became a Structured Fund Manager, and in 2001 an Opportunistic Fund Manager. Ms. Guervin assumed her current role in 2008. She holds a Master’s Degree in Management and Financial Markets from the University of Paris PanthÉon-Sorbonne.

Roland Juhel

Mr. Juhel has managed a portion of the Portfolio’s assets since January 2016. He joined Candriam France in 2001 and has been a systematic fund manager at Candriam France since 2006. He has an engineering degree from the Hautes Etudes d’IngÉnieur school in France and an engineering diploma from SUPELEC, also in France.

Nicolas Jullien, CFA

Mr. Jullien has managed a portion of the Portfolio’s assets since January 2016. He has been a senior fund manager of high yield and credit arbitrage team at Candriam France since 2013, in France. He began his career at Candriam France in 2007 as a fund manager for the same team. Mr. Jullien received an actuarial education at ISFA (Institute of Financial Sciences and Assurances) and completed his Master’s Degree in Actuarial & Financial Sciences from University Claude Bernard Lyon in 2007. He has been a CFA ® charterholder since 2012.

Michael Kimble, CFA

Mr. Kimble has managed a portion of the Portfolio’s assets since January 2016. He joined MacKay Shields in 2004 as Director and Co-Head of High Yield portfolio management when MacKay Shields acquired the fixed-income active core division of Pareto Partners. He is currently a Senior Managing Director. He received a BA from Columbia University, an MBA from New York University and a JD from Fordham School of Law. Mr. Kimble is also a CFA ® charterholder.

Poul Kristensen, CFA

Mr. Kristensen has managed the Portfolio since January 2016. He joined New York Life Investments in 2011 as a Director in the Strategic Asset Allocation & Solutions Group. Mr. Kristensen focuses on global macroeconomic trends and investment strategy. Prior to joining New York Life Investments, he worked as senior investment strategist for Danske Bank where he advised major pension funds on asset allocation. Mr. Kristensen holds a Master's degree in economics from Aarhus University in Denmark, is a CFA ® charterholder and is also certified in quantitative finance (CQF designation).

Michel Le Bras

Mr. Le Bras has managed a portion of the Portfolio’s assets since January 2016.  He has been a global macro hedge fund manager at Candriam since 2011.  He began his career in 1986 as a Treasurer and Proprietary Trader on Interest Rates and Forex for Caisse de Gestion MobiliÈre, and in 1995 moved to the Compagnie Parisienne de RÉescompte as a Proprietary Trader on Interest Rates, FX and Equities. In 2004, he founded his own asset management company and managed a Discretionary Global Macro Hedge Fund. In December 2010, he joined Candriam to develop this global macro approach.  Mr. Le Bras holds a Master’s Degree in Finance from the University of Paris Dauphine.

Johann Mauchand

Mr. Mauchand has managed a portion of the Portfolio’s assets since January 2016. He has been a systematic fund manager at Candriam France since 2013. Mr. Mauchand began his career as a statistical arbitrage analyst at HSBC in 2005, joining Candriam France a year later as a quantitative alternative management analyst. He took up his current role in 2013. Mr. Mauchand has Masters’ Degrees in mathematics from the University of Dijon in France and in financial engineering from the University of Evry in France.

John Musgrave

Mr. Musgrave has managed a portion of the Portfolio’s assets since January 2016. He joined Cushing in 2007. Mr. Musgrave has prior experience as an investment banking research analyst covering natural resources companies. Mr. Musgrave received his BBA in Finance from Texas A&M University.

Philippe Noyard

Mr. Noyard has managed a portion of the Portfolio’s assets since January 2016. He joined Candriam France in 1987 and has been head of high yield & credit arbitrage management at Candriam France since 2009. Mr. Noyard is also a voting member of Candriam France’s Credit Risk Committee. Mr. Noyard was appointed head of high yield management in 1999, and head of high yield & credit arbitrage management and a member of our Credit Risk Committee in 2009. He has Master’s Degrees in economics and finance and in finance and wealth management from the University of Economy in Clermont-Ferrand in France.

Mona Patni

Ms. Patni has managed a portion of the Portfolio’s assets since January 2016.  She is a Vice President and Portfolio Manager for Cornerstone Holdings and has been with the firm or its predecessors since 2001. Ms. Patni earned her MBA from NYU Stern School of Business. She also earned her undergraduate degree in Computer Science Engineering from the University of Bombay.

Edouard Petitcollot

Mr. Petitcollot has managed a portion of the Portfolio’s assets since January 2016. He joined Candriam France in 2003 and has been a portfolio manager for Candriam France’s risk arbitrage strategy since 2005. In 2005, he moved to BNP Paribas as a fund analyst, before returning to Candriam France later that year as a risk arbitrage portfolio manager. Mr. Petitcollot has a degree in economics and management from the University of Paris II PanthÉon-Assas and a Master’s in asset management from Paris-Dauphine University.

Dan Roberts, PhD

Mr. Roberts has managed a portion of the Portfolio’s assets since January 2016. Mr. Roberts is an Executive Managing Director who joined MacKay Shields in 2004 when the firm acquired the fixed-income active core division of Pareto Partners. Mr. Roberts holds a BBA and a PhD from the University of Iowa.

Jeremy Roethel, CFA

Mr. Roethel has managed a portion of the Portfolio’s assets since January 2016. He is a Vice President for Cornerstone Holdings and has been with the firm or its predecessor entities since 2008. Mr. Roethel earned his MBA from the New York University Stern School of Business and received an Honors BS in Finance and a BS in Economics from the University of Delaware. He is a CFA ® charterholder.

Amit Soni, CFA

Mr. Soni has managed the Portfolio since January 2016. He joined New York Life Investments in 2013 as a Senior Associate in the Strategic Asset Allocation and Solutions Group. Mr. Soni focuses on quantitative and macro-economic investment research and portfolio management for the funds managed by the team. Prior to joining New York Life Investments, he worked as an Investment Associate in the Global Asset Allocation group at Putnam Investments. He holds a Master’s degree from the Massachusetts Institute of Technology in Computation for Design and Optimization and a Bachelors degree from the Indian Institute of Technology Kanpur (India) in Mechanical Engineering. He holds the CFA ® designation and has been in the investment industry since 2008.

Jonathan Swaney

Mr. Swaney has managed the Portfolio since January 2016. He is currently a Managing Director in the Strategic Asset Allocation & Solutions Group, and works exclusively on MainStay’s fund-of-funds products. Mr. Swaney has been an employee of New York Life Investments or its affiliates since 1997. He earned his BA in Political Science from The College of William & Mary.

Jerry V. Swank

Mr. Swank has managed a portion of the Portfolio’s assets since January 2016. Mr. Swank formed Swank Capital, LLC and Cushing in 2000 and 2003, respectively, and he serves as Managing Partner and Chief Investment Officer. Prior to forming the firm, Mr. Swank was President of John S. Herold, Inc., an oil and gas research company (now part of IHS Herold (“Herold”)). Prior to joining Herold, Mr. Swank held institutional equity and fixed-income sales roles at Credit Suisse First Boston and served as an analyst and portfolio manager with Mercantile Texas Corp. He received a BA from the University of Missouri (Economics) and an MBA from the University of North Texas. Mr. Swank currently serves on the board of directors of The Cushing ® MLP Total Return Fund, The Cushing ® Royalty & Income Fund, The Cushing ® Renaissance Fund and The Cushing ® MLP Infrastructure Fund.

Libby F. Toudouze

Ms. Toudouze has managed a portion of the Portfolio’s assets since January 2016. She joined Cushing in 2005 and is currently a Partner and Portfolio Manager of the firm. She has extensive investment management experience including prior roles as an analyst, trader and portfolio manager. Ms. Toudouze earned her BBA and her MBA from Southern Methodist University.

Andrew Ver Planck, CFA

Mr. Ver Planck has managed a portion of the Portfolio’s assets since January 2016. He is a Senior Vice President for Cornerstone Holdings and has been with the firm or its predecessors since 2005. He leads the quantitative research team and is responsible for all portfolio management decisions for all quantitatively managed products. Mr. Ver Planck received a BS in Operations Research and Industrial Engineering from Cornell University. He is a CFA ® charterholder.

Taylor Wagenseil

Mr. Wagenseil has managed a portion of the Portfolio’s assets since January 2016. Mr. Wagenseil is a Senior Managing Director and has been Co-Head of High Yield portfolio management at MacKay Shields since 2004. Mr. Wagenseil received a BA from Dartmouth College and an MBA (Finance) from the Harvard Business School and has been in the investment management industry (high yield market) since 1979.

Jae Yoon, CFA

Mr. Yoon has managed the Portfolio since January 2016. From 2005 to 2009, Mr. Yoon was employed by New York Life Investments where he led the Investment Consulting Group. In 2009, Mr. Yoon joined MacKay Shields LLC as a Senior Managing Director responsible for Risk Management. In his role at MacKay Shields, Mr. Yoon worked side-by-side with the portfolio managers directly enhancing the risk management processes across all portfolios. In January 2011, Mr. Yoon re-joined New York Life Investments as a Senior Managing Director and leads the Strategic Asset Allocation & Solutions Group as its Chief Investment Officer. Mr. Yoon obtained a BS and a Masters degree from Cornell University and attended New York University's Stern School of Business MBA program. He is a CFA ® charterholder and has been in the investment management industry since 1991.

Patrick Zeenni

Mr. Zeenni has managed a portion of the Portfolio’s assets since January 2016. He joined Candriam France in 2003 and has been deputy head of high yield & credit arbitrage management at Candriam France since 2011. Mr. Zeenni has Master’s Degrees in finance and in financial markets from Paris Dauphine University. He has been a CFA charterholder since 2010.

Other Information Regarding the Changes Summarized Above

Commodity Futures Trading Commission Regulation. The Portfolio and the Cayman Subsidiary will operate subject to Commodity Futures Trading Commission (“CFTC”) regulation and the Manager and Candriam France are registered with the CFTC as a Commodity Pool Operator (“CPO”) and Commodity Trading Advisor (“CTA”), respectively, and each is a member of the National Futures Association. The Manager and Candriam France will act as CPO and CTA, respectively, to the Portfolio and the Cayman Subsidiary. Accordingly, the Portfolio and the Manager will comply with certain CFTC rules regarding the disclosure, reporting and recordkeeping requirements that apply with respect to the Portfolio as a result of the Manager’s registration as a CPO. Candriam France will operate the Cayman Subsidiary in accordance with an operational exemption from certain CFTC disclosure, reporting and recordkeeping provisions. As a result of CFTC regulation with respect to the Portfolio and the Cayman Subsidiary, the Portfolio and the Cayman Subsidiary may incur additional compliance and other expenses.

Portfolio Transition and Related Expenses. In order to implement the new principal investment strategies and investment process described above, the Portfolio is expected to experience a high level of portfolio turnover. As further described in the proxy statement that will be provided to shareholders, New York Life Investment Management LLC will bear 100%of the direct expenses relating to the special meeting of shareholders. New York Life Investment Management LLC will also bear 100% of the direct portfolio costs associated with the portfolio transition.

Impact on Shareholders/Policy Owners. The Portfolio transition will not in any way negatively impact shareholders’ rights or affect the obligations of New York Life Insurance and Annuity Corporation (“NYLIAC”) under the variable annuity contracts or variable universal life insurance policies (“Policies”) issued by NYLIAC.

Shareholder Proxy

At the meeting held on December 8 – 10, 2015, the Board of the Trust, at the recommendation of New York Life Investment Management LLC, approved submitting the following proposals (“Proposals”) to owners of Policies issued by NYLIAC with shares of the Portfolio attributed to them (referred to as shareholders):

1.

To approve new subadvisory agreements (“Subadvisory Agreements”) between New York Life Investment Management LLC and each of the following subadvisors (each a “New Subadvisor” and, collectively, the “New Subadvisors”):

a.	Cornerstone Capital Management Holdings LLC

b.	Candriam France S.A.S.

c.	MacKay Shields LLC

d.	Cushing Asset Management, LP

2.

To permit New York Life Investment Management LLC, under certain circumstances, to enter into and/or materially amend agreements with affiliated and unaffiliated subadvisors on behalf of the Portfolio without obtaining shareholder approval.

Each of Cornerstone Holdings, Candriam France and MacKay Shields is affiliated with New York Life Investment Management LLC, and Cushing is unaffiliated with New York Life Investment Management LLC. Each New Subadvisor will serve as a subadvisor to the Portfolio on an interim basis pursuant to the terms of an interim subadvisory agreement dated January 15, 2016 (the “Interim Subadvisory Agreements”) Each Interim Subadvisory Agreement will terminate by its terms on June 13, 2016. At the December 8-10, 2015 meeting, the Board also approved the longer-term appointment of the New Subadvisors to the Portfolio and the adoption of new Subadvisory Agreements. Shareholders are being asked to approve the new Subadvisory Agreements so that the New Subadvisors may continue to serve as subadvisors to the Portfolio on an uninterrupted basis following the expiration of the Interim Subadvisory Agreements.

Approval ofProposal 2 would authorize the Portfolio, and New York Life Investment Management LLC as investment manager of the Portfolio, to rely on an expanded exemptive order issued by the Securities and Exchange Commission (or any similar future rule or exemptive order), which permits New York Life Investment Management LLC, under certain circumstances and with Board approval, to enter into and/or materially amend agreements with affiliated and unaffiliated subadvisors on behalf of the Portfolio without obtaining shareholder approval.

On or about January 25, 2016, shareholders of record of the Portfolio as of the close of business on January 5, 2016 will be sent a proxy statement containing further information regarding the Proposals. The proxy statement will also include information about the special meeting scheduled to be held on or about April 4, 2016, at which shareholders of the Portfolio will be asked to consider and approve the Proposals. In addition, the proxy statement will include information about voting on the Proposals and options shareholders will have to either attend the special meeting in person or by proxy to authorize and instruct NYLIAC how to vote their respective shares.

Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective .
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to achieve long-term growth of capital.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (fees paid directly from your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Portfolio pursues its investment objective by allocating its assets among multiple non-traditional or “alternative” investment strategies managed by New York Life Investment Management LLC, the Manager, and different Subadvisors. The Manager is responsible for selecting and overseeing each Subadvisor and for determining the amount of Portfolio assets allocated to each investment strategy and Subadvisor. The selection of a Subadvisor by the Manager is subject to the approval of the Portfolio’s Board of Trustees. The Manager, along with each of the Subadvisors, provides day-to-day portfolio management for a portion of the Portfolio’s assets by employing a variety of non-traditional investment strategies. The Portfolio employs an absolute return strategy, which seeks to provide returns that have a low correlation to traditional equity and fixed-income indices, lower volatility than traditional equity indices, and similar volatility to traditional investment grade fixed-income indices through investing in a number of non-traditional investment strategies. The Portfolio’s absolute return investment approach seeks to provide positive returns over a complete market cycle. However, the Portfolio’s returns may be negative during certain periods within or over a complete market cycle.

In making allocation decisions among strategies or Subadvisors, the Manager may consider a variety of qualitative and quantitative factors, including investment style and historical performance, as well as various characteristics of a strategy’s or a Subadvisor’s expected investment portfolio. In addition, the Manager may manage a portion of the Portfolio’s assets directly. A Subadvisor is responsible for the day-to-day management of the Portfolio’s assets allocated to the Subadvisor by the Manager.

The Manager may at any time and in its sole discretion (without prior notice to shareholders) adjust the allocation of the Portfolio’s assets among the investment strategies and Subadvisors to varying degrees, including reducing the Portfolio’s exposure to any strategy or Subadvisor to zero. Under normal market conditions, the Manager will not allocate more than 20% of the Portfolio’s assets to any one strategy with each Subadvisor. In the future, the Manager may determine to allocate the Portfolio’s assets to additional strategies not currently summarized below.

Investment Process: The Portfolio seeks low correlation to traditional equity and fixed-income indices and lower volatility than traditional equity indices by utilizing a combination of different alternative investment strategies. The Manager currently targets an annualized volatility level of less than 6% (as measured by the standard deviation of the Portfolio’s returns) over the long term. However, over short- or long-term periods, the Portfolio’s volatility may materially exceed its target volatility and the Portfolio’s performance may have a high correlation with traditional equity and fixed-income indices. The Manager seeks to substantially reduce the risks associated with concentration (i.e., the individual risk contribution from any one strategy or Subadvisor) and drawdown (i.e., the decrease in value of investments from their peak) by diversifying the Portfolio’s assets across multiple strategies and Subadvisors.

The Portfolio may invest in a broad range of asset classes and instruments, pursuant to its various strategies, including, but not limited to, equity securities, depositary receipts, fixed-income instruments, commodities, currencies, and convertible securities. The Portfolio may invest without restriction as to issuer capitalization, country (including emerging markets), currency, maturity or credit rating. The Portfolio may also invest in derivatives, such as futures, forwards, options and swaps (including, for example, credit default, index, total return, interest rate and currency swaps), to try to enhance returns and/or reduce the risk of loss, including losses due to fluctuation in currency exchange rates by hedging certain of its holdings. As a result of the Portfolio’s use of derivatives, the Portfolio may have economic leverage and hold a significant amount of related U.S. Treasuries or short-term investments, including money market funds and cash deposits. In addition, the Portfolio may invest in pooled investment vehicles, including affiliated and unaffiliated open-end funds, closed-end funds and exchange-traded funds.

The Portfolio may take long and/or short positions in a wide range of asset classes, including equity securities and fixed-income instruments, among others. When taking a short position, the Portfolio may sell an instrument that it does not own and then borrow the instrument to meet its settlement obligations. The Portfolio may also take short positions in futures, forwards, options or swaps. A short position will benefit from a decrease in price of the underlying instrument and will lose value if the price of the underlying instrument increases. Long positions will benefit if the value of the instrument increases. A portion of the Portfolio’s assets (no more than 15% at the time of purchase) may be invested in illiquid securities (i.e., holdings that the Portfolio may not be able to sell or dispose of in the ordinary course of business within seven calendar days).

The Portfolio currently pursues the following strategies:

Equity Market Neutral: This strategy seeks to profit by detecting and exploiting perceived pricing inefficiencies in individual equity securities and neutralizing exposure to market risk by maintaining approximately equal value exposure in long and short positions. The strategy will identify investment opportunities based on a model that reflects the input of relevant factors, including relative value, market sentiment, and the Subadvisor’s forecasts as to anticipated market volatility. The strategy may engage in short sales in order to generate returns that are independent of the direction of the market.

Risk Arbitrage: This strategy implements event-driven arbitrage strategies on securities of companies that experience certain “special situations,” which are corporate events that are likely to create discontinuity in the price of a given security. The Portfolio’s risk arbitrage strategy consists primarily of an announced merger arbitrage strategy. An announced merger arbitrage strategy buys or sells the securities of companies involved in a merger based on the Subadvisor’s anticipation of the merger’s outcome. The strategy may also invest in securities of companies based on other event-driven strategies, such as holding 3 discount arbitrage, share class arbitrage, spin-offs, asset sales, initial public offerings, minority buyouts, auctions or rights issues. Share class arbitrage involves capitalizing on perceived pricing inefficiencies of a particular share class in a multiple share class issuer. Discount arbitrage is when a discount option is purchased while an opposite transaction is taken in the underlying security.

Managed Futures: This strategy primarily takes long and short positions in futures contracts (directly or through derivatives, including total return swaps) across asset classes globally. The strategy seeks to exploit market trends and generate absolute returns utilizing a quantitative and systematic investment approach, which consists of analyzing financial markets through statistical models. These quantitative models produce buy or sell signals looking to benefit from the upward and downward movements of the asset classes covered based on market trends and patterns and contrarian views (i.e., instruments and strategies that may be out of favor in the broader market). The managed futures strategy will be implemented through (i) investment in derivative instruments, including swap agreements, exchange-traded futures and option and forward contracts, to gain exposure to a wide variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products and to hedge price risk, (ii) investment in swap agreements that reflect the return of securities, derivatives and commodity interests selected by the Subadvisor, or (iii) investment in some combination of (i) and (ii). This strategy will involve the use of one or more wholly-owned subsidiaries formed under the laws of the Cayman Islands (each, a “Cayman Subsidiary”). See “Subsidiary Risk” below for more information.

Master Limited Partnerships (“MLPs”) and Other Energy Companies: This strategy seeks to deliver both high current income and total return by investing in a portfolio of domestic and foreign publicly traded partnerships and/or other issuers (including U.S. and Canadian royalty trusts and Canadian energy companies) engaged in the transportation, storage, processing, refining, marketing, exploration, production or mining of crude oil, natural gas, minerals or other natural resources (“Energy Companies”). The Subadvisor implements this strategy by identifying companies it believes will benefit from increased crude oil, natural gas or natural gas liquids production resulting in greater energy infrastructure needs. The Portfolio will invest no more than 25% of its total assets in securities of MLPs that are qualified publicly traded partnerships (“QPTPs”), which are treated as partnerships for U.S. federal income tax purposes.

Credit Long/Short or Non-Traditional Fixed-Income: This strategy seeks to exploit opportunities in the global fixed-income markets based on top-down and bottom-up analysis. The strategy may invest in various credit strategies that involve being long and short different financial instruments, and the credit instruments involved will range from high grade to high yield (known as “junk bonds”) and distressed debt. The strategy may also invest in credit derivatives. The Subadvisors responsible for this strategy dynamically allocate capital to the sectors and securities that they believe offer the best balance of risk and return, unrestricted by benchmark constraints.

Global Macro Strategy: This strategy seeks to obtain exposure to a broad spectrum of investments and countries or regions based on discrete strategies that employ a variety of techniques, both discretionary and systematic analysis, combinations of top down and bottom up theses, and quantitative and fundamental approaches, designed to effectively identify and assess factors that affect businesses and economies broadly (e.g., monetary and fiscal policy, regulatory changes, demographics) and their impact on securities markets. The strategy may also employ arbitrage techniques and seek long and short exposure (directly or through derivatives, including total return swaps) across diversified asset classes globally. The strategy may be exposed significantly to interest rate and foreign currency futures. In addition, the strategy may involve the use of one or more Cayman Subsidiaries to obtain certain commodities market exposure.

Tactical Allocation: This strategy, which is managed by the Manager, may invest in a range of asset classes, including equity securities, fixed-income instruments, futures, options, currency forward contracts and swaps (including total return swaps) and affiliated and unaffiliated open-end funds, closed-end funds and exchange-traded funds, to manage or gain access to certain market exposures, including exposure to asset classes or strategies in which the Portfolio is not otherwise invested, to exploit perceived structural inefficiencies in the markets or to manage cash flows. Additionally, positions may be pursued on a long or short basis either to take advantage of perceived investment opportunities or to counter exposure from other strategies in the Portfolio.

Other Strategies: The Manager may modify the strategies summarized above and allocate the Portfolio’s assets among or to other strategies developed or implemented to further optimize risk reward expectations based on, among other factors, changing market conditions. In addition to the instruments described above, such other strategies may include taking long and/or short positions in a wide range of instruments, including, but not limited to, commodities and real estate investment trusts (“REITs”). Such investments may be made without restriction as to issuer capitalization, country (including emerging markets), currency, maturity or credit rating and within the context of a range of investment programs or strategies, including, but not limited to, carry strategies, relative value strategies, and various forms of arbitrage.

The Manager may allocate the Portfolio’s assets among, the following Subadvisors:

Subadvisor	Strategy
Candriam France S.A.S.	Risk Arbitrage, Credit Long/Short or Non-Traditional Fixed Income, Managed Futures, Global Macro
Cornerstone Capital Management Holdings LLC	Equity Market Neutral
Cushing ® Asset Management, LP	Master Limited Partnerships (“MLPs”) and Other Energy Companies
MacKay Shields LLC	Credit Long/Short or Non-Traditional Fixed-Income

In order to qualify as a regulated investment company under Internal Revenue Code of 1986, as amended, the Portfolio intends to gain exposure to the commodities market primarily through investing a portion of the Portfolio’s assets (up to 25% in the aggregate) in the equity securities of one or more Cayman Subsidiaries, which have the same investment objective as the Portfolio. In pursuing its investment objective, each Cayman Subsidiary is expected to invest, directly or indirectly through the use of derivatives (including total return swaps), in securities, commodities, commodity-related instruments and other investments. The Manager will advise each Cayman Subsidiary and may retain one or more Subadvisors to manage the assets of each Cayman Subsidiary. Although each Cayman Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio, the investment programs of the Portfolio and each Cayman Subsidiary are not necessarily identical. Initially, the Portfolio intends to invest in one Cayman Subsidiary but retains the right to invest in additional Cayman Subsidiaries in the future.

Risk, Heading	rr_RiskHeading	Principal Risks.
Risk, Narrative	rr_RiskNarrativeTextBlock

Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money.

Market Changes Risk: The value of the Portfolio's investments may change because of broad changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in (i) increased volatility; and (ii) increased redemptions. Such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares.

Management Risk: The investment strategies, practices and risk analyses used by a Subadvisor may not produce the desired results.

Multi-Manager Risk: The Portfolio’s performance relies on the skill of the Manager in selecting and monitoring the Subadvisors. The Portfolio’s performance also is dependent upon the Manager’s skill in determining strategic allocations of the Portfolio’s assets among the Subadvisors and the Subadvisors’ skill in implementing their respective strategy or strategies. The Subadvisors’ investment strategies may not always be complementary to one another and, as a result, the Subadvisors may make decisions that conflict with one another, which may adversely affect the Portfolio’s performance. For example, a Subadvisor may purchase an investment for the Portfolio at the same time that another Subadvisor sells the investment, resulting in higher expenses without accomplishing any net investment result. Alternatively, several Subadvisors could purchase the same investment at the same time, causing the Portfolio to pay higher expenses because they did not aggregate their transactions. The multi-manager approach may also cause the Portfolio to invest a substantial percentage of its assets in certain types of securities, which could lead to large beneficial or detrimental effects on the Portfolio’s performance. The Manager may influence a Subadvisor in terms of its management of a portion of the Portfolio’s assets, including hedging practices, investment exposure and risk management.

The Subadvisors may underperform the market generally and may underperform other subadvisors that the Manager could have selected. One or more Subadvisors may have limited or no experience in managing assets of a registered investment company, which is subject to daily inflows and outflows of investor cash and certain legal and tax-related restrictions on its investments and operations.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. Opportunity for greater gain often comes with greater risk of loss.

Small-Cap and Mid-Cap Stock Risk: Stocks of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks. Smaller capitalization companies may be more vulnerable to adverse business or market developments.

Large-Cap Stock Risk: Although stocks issued by larger companies tend to have less overall volatility than stocks issued by smaller companies, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, and may suffer sharper price declines as a result of earnings disappointments. During a period when the performance of stocks issued by larger companies fall behind other types of investments, such as smaller capitalized companies, the Portfolio’s performance will lag those investments.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Value Stock Risk: Value stocks may never reach what the Subadvisors believe is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Portfolio's performance may be lower or higher than that of funds that invest in other types of equity securities.

Convertible Securities Risk: Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon the performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Portfolio could lose its entire investment.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Currency Risk: Changes in the value of foreign (non-U.S.) currencies relative to the U.S. dollar may adversely affect the Portfolio’s investments in foreign currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign currencies. One or more Subadvisors seek to reduce currency risk by hedging all or part of the exposure to various foreign currencies of the Portfolio’s assets allocated to the Subadvisor(s) by engaging in hedging transactions, including swaps, futures, forward currency contracts and other derivatives. One or more Subadvisors may from time to time attempt to hedge all or a portion of the perceived currency risk by engaging in similar hedging transactions. However, these transactions and techniques may not always work as intended, and in certain cases the Portfolio may be worse off than if it had not engaged in such hedging practices. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Short Selling Risk: If a security sold short increases in price, the Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Portfolio may have substantial short positions and must borrow those securities to make delivery to the buyer. The Portfolio may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, the Portfolio may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. The Portfolio also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Portfolio may be required to pay in connection with the short sale.

Until the Portfolio replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with the Portfolio's custodian to cover the Portfolio's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Portfolio's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the Portfolio may not be able to substitute or sell the pledged collateral. Additionally, the Portfolio must maintain sufficient liquid assets (less any additional collateral held with the broker), marked-to-market daily, to cover the short sale obligations. This may limit the Portfolio's investment flexibility, as well as its ability to meet redemption requests or other current obligations. Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot go below zero.

By investing the proceeds received from selling securities short, the Portfolio could be deemed to be employing a form of leverage, which creates special risks. The use of leverage may increase the Portfolio's exposure to long positions and make any change in the Portfolio's net asset value greater than it would be without the use of leverage. This could result in increased volatility of returns. There is no guarantee that the Portfolio will leverage its portfolio, or if it does, that the Portfolio's leveraging strategy will be successful or that it will produce a higher return on an investment.

Regulatory authorities in the U.S. or other countries may prohibit or restrict the ability of the Portfolio to fully implement its short-selling strategy, either generally or with respect to certain industries or countries, which may impact the Portfolio's ability to fully implement its investment strategies.

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of foreign investing, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Debt or Fixed-Income Securities Risk: The risks of investing in debt or fixed-income securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up (long-term debt securities will normally have more price volatility than short-term debt securities because long-term debt securities are generally more susceptible to interest rate risk than short-term debt securities); (v) selection risk, i.e., the securities selected by the Subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Portfolio’s income if the proceeds are reinvested at lower interest rates.

Interest rates in the United States are at, or near, historic lows, which may increase the Portfolio’s exposure to risks associated with rising interest rates. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond markets, making it more difficult for the Portfolio to sell its holdings at a time when a Subadvisor might wish to sell. Decreased liquidity in the markets also may make it more difficult to value some or all of the Portfolio’s holdings.

Additional risks associated with an investment in the Portfolio include the following: (i) not all U.S. government securities are insured or guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt; and (ii) the Portfolio's yield will fluctuate with changes in short-term interest rates.

High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are sometimes considered speculative because they present a greater risk of loss than higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Floaters and Variable Rate Notes Risk: Floaters and variable rate notes provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate notes may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Portfolio's ability to sell the securities at any given time. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as fast as interest rates in general. Such securities also may lose value.

Other Investment Companies Risk: The risks of owning another investment company are generally similar to the risks of investment directly in the securities in which that investment company invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. In addition, because closed-end funds trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities and their shares may have greater volatility because of the potential lack of liquidity.

Exchange-Traded Fund ("ETF") Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Portfolio could result in losses on the Portfolio's investment in ETFs. ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly.

Mortgage-Backed/Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-backed and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Portfolio's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Portfolio to lose money. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. The ability of the Portfolio to successfully utilize these instruments may depend on the ability of the Subadvisor to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Portfolio. Derivatives may also expose the Portfolio to greater risk and increase expenses.

Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Portfolio may not be able to profitably exercise an option and may lose its entire investment in an option. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the Portfolio agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Portfolio. Swaps also are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

Commodities and Commodity-Linked Derivatives Risk: Exposure to the commodities markets, such as precious metals, industrial metals, gas and other energy products and natural resources, may subject the Portfolio to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events and policies, war, acts of terrorism and changes in interest rates or inflation rates. Because the value of a commodity-linked derivative instrument and structured note typically are based upon the price movements of physical commodities, the value of these securities will rise or fall in response to changes in the underlying commodities or related index of investment.

Tax Risk: With respect to Portfolio investments in MLPs qualifying as QPTPs, as partnerships for U.S. federal income tax purposes, QPTPs do not pay any U.S. federal income tax at the partnership level. A change in current tax law, or a change in the underlying business of a given QPTP, could result in a QPTP being treated as a corporation for U.S. federal income tax purposes, which would result in such QPTP being required to pay U.S. federal income tax on its taxable income, and its distributions being treated as dividends to the extent of earnings and profits, thereby reducing the value of the Portfolio’s MLP investments.

Among the requirements the Portfolio must satisfy in order to qualify as a regulated investment company (“RIC”), it must derive at least 90% of its gross income each taxable year from qualifying gross income, which is described in greater detail in the Portfolio’s Statement of Additional Information. Gross income from commodities and certain commodity-linked derivative instruments generally will not be considered qualifying gross income of a RIC. The Portfolio’s investment in the Cayman Subsidiary should provide the Portfolio with exposure to the commodity markets within the limitations prescribed in Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

With respect to Portfolio investments in the Cayman Subsidiary, the Internal Revenue Service (“IRS”) has issued private letter rulings to RICs (but not the Portfolio) in which the IRS specifically concluded that income and gains earned by a RIC from its investment in a wholly-owned foreign subsidiary that invests in commodity-linked instruments are qualifying gross income of a RIC for purposes of compliance with Subchapter M of the Internal Revenue Code. However, the Portfolio is not able to rely on private letter rulings issued to other taxpayers. Additionally, the IRS has suspended the issuance of such private letter rulings, pending review of its position on this matter.

In connection with investments in the Cayman Subsidiary, the Portfolio has obtained an opinion of counsel that its income from such investments should constitute qualifying gross income of a RIC under Subchapter M of the Internal Revenue Code. Nevertheless, a change in the IRS’ position or changes in the laws of the United States or the Cayman Islands could result in the inability of the Portfolio or the Cayman Subsidiary to operate as described in the Portfolio’s Prospectus and Statement of Additional Information. Such changes could adversely affect the Portfolio’s ability to meet its investment objective as well as could jeopardize the Portfolio’s tax status as a RIC under the Internal Revenue Code which, in turn, may subject the Portfolio to higher tax rates and/or penalties.

Subsidiary Risk: By investing in a Cayman Subsidiary, the Portfolio is indirectly exposed to the risks associated with such Cayman Subsidiary’s investments. Each Cayman Subsidiary will not be registered under the Investment Company Act of 1940, as amended (“1940 Act”) and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or each Cayman Subsidiary to operate as expected and could adversely affect the Portfolio.

Liquidity and Valuation Risk: Securities purchased by the Portfolio may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying Portfolio shares or receive less than the market value when selling Portfolio shares. Liquidity risk may also refer to the risk that the Portfolio may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Event-Driven Arbitrage Risk: The Portfolio’s investments in securities and companies in anticipation of a “special situation” (e.g., a merger) carry the risk that the special situation does not occur as anticipated, when anticipated, or at all, or if it is perceived to be less likely to occur. The market price of the security purchased by the Portfolio may decline sharply and result in losses to the Portfolio if, for example, such securities are ultimately sold, transferred or exchanged for securities or cash, the value of which is less than the purchase price.

Master Limited Partnerships (“MLPs”) and Other Natural Resources Sector Companies Risks: The Portfolio invests in the natural resources sector, with an emphasis on securities issued by MLPs. MLPs and other natural resources sector companies are subject to risks related to the natural resources sector, including, but not limited to, fluctuations in the prices of commodities, a significant decrease in the production of or a sustained decline in demand for energy commodities, and construction risk, development risk, acquisition risk or other risks arising from their specific business strategies. In addition, investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs are subject to certain risks inherent in the structure of MLPs, including (i) tax risks; (ii) the limited ability to elect or remove management or the general partner or managing member; (iii) limited voting rights; and (iv) conflicts of interest between the general partner or managing member and its affiliates, on the one hand, and the limited partners or members, on the other hand, including those arising from incentive distribution payments or corporate opportunities. Securities issued by MLPs may experience limited trading volumes and, thus, may be relatively illiquid.

Energy Companies Risk: Energy Companies are subject to certain risks, including, but not limited to, fluctuations in the prices of commodities (such as natural gas, natural gas liquids and crude oil), a significant decrease in the production of natural gas, crude oil, or other energy commodities, or a sustained decline in demand for energy commodities. In addition, Energy Companies are subject to risks associated with environmental costs and liabilities, regulatory changes and enforcement proceedings, and extreme weather conditions, among other risks particular to their specific business. The highly cyclical nature of the energy sector may adversely affect the earnings or operating cash flows of certain Energy Companies in which the Portfolio may invest.

Sub-Sector Specific Risk: Energy Companies are also subject to risks that are specific to the particular sub-sector of the energy sector in which they operate.

U.S. Royalty Trust Structure Risk: Royalty trusts generally do not guarantee minimum distributions or even return of capital. If the assets underlying a royalty trust do not perform as expected, the royalty trust may reduce or even eliminate distributions. The declaration of such distributions generally depends upon various factors, including the operating performance and financial condition of the royalty trust and general economic conditions.

Canadian Royalty Trusts and Canadian Exploration and Production Companies Risk: Canadian royalty trusts are generally subject to similar risks as U.S. royalty trusts, as described above. However, unlike U.S. royalty trusts, Canadian royalty trusts and exploration and production companies may engage in the acquisition, development and production of natural gas and crude oil to replace depleting reserves. They may have employees, issue new shares, borrow money, acquire additional properties, and may manage the resources themselves. As a result, Canadian royalty trusts and Canadian exploration and production companies are exposed to commodity risk and production and reserve risk, as well as operating risk.

Canadian Investment Risks: The Canadian economy is very dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in these sectors could have an adverse impact on the Canadian economy. The Canadian economy is dependent on the economy of the United States as a key trading partner. Reduction in spending on Canadian products and services or changes in the U.S. economy may cause an impact in the Canadian economy. The Canadian economy may be significantly affected by the U.S. economy, given that the United States is Canada’s largest trading partner and foreign investor.

Real Estate Investment Trust Risk: Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, increases in property taxes and changes in interest rates. Additionally, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency.

Regulatory Risk: The Portfolio as well as the issuers of the securities and other instruments in which the Portfolio invests are subject to considerable regulation and the risks associated with adverse changes in law and regulation governing their operations. For example, regulatory authorities in the United States or other countries may prohibit or restrict the ability of the Portfolio to fully implement its short-selling strategy, either generally or with respect to certain industries or countries, which may impact the Portfolio's ability to fully implement its investment strategies. In addition, regulatory authorities are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of the regulations remains unclear and may adversely affect, among other things, the availability, value or performance of derivatives.

Distressed Securities Risk: Investments in distressed securities are subject to substantial risks in addition to the risks of investing in other types of high-yield securities. Distressed securities are speculative and involve substantial risk that principal will not be repaid. Generally, the Portfolio will not receive interest payments on such securities and may incur costs to protect its investment. In addition, the Portfolio's ability to sell distressed securities and any securities received in exchange for such securities may be restricted.

Risk Management Techniques Risk: Although the Portfolio may employ various hedging and risk management techniques, there is no assurance that the Portfolio will engage in hedging transactions or risk management techniques at any one time, including during volatile market conditions. There also is no assurance that any hedging transactions or risk management techniques will be successful or that the Portfolio will be able to hedge fully or perfectly against any risk.

Quantitative or Model Risk: Investments selected using quantitative methods or based on models that analyze information and data may perform differently from the market as a whole. There can be no assurance that these methodologies or models will enable the Portfolio to achieve its objective. The quantitative model used by a Subadvisor, and the investments selected based on the model, may not perform as expected. The quantitative model may contain certain errors in construction and implementation that may adversely affect the Portfolio’s performance. In addition, the Portfolio’s performance will reflect, in part, a Subadvisor’s ability to make active qualitative decisions and timely adjust the quantitative model, including the model’s underlying metrics and data.

Leverage Risk: To the extent the Portfolio employs certain strategies and instruments (e.g., derivatives) that result in economic leverage, the Portfolio may be more volatile and sensitive to market movements than a fund that does not employ leverage. The use of leverage creates additional investment exposure as well as the potential for greater loss and may require the Portfolio to liquidate investments when it may be disadvantageous to do so.

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Effective January 15, 2016, the Portfolio replaced its subadvisor. Effective January 19, 2016, the Portfolio revised its principal investment strategies. The past performance in the bar chart and table prior to those dates reflects the Portfolio’s prior subadvisor and principal investment strategies. Please visit mainstayinvestments.com for daily net asset value information.

Supplement Closing Text Block	ck0000887340_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
MainStay VP Marketfield Portfolio (Prospectus Summary) | MainStay VP Marketfield Portfolio | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as an annual percentage of the Portfolio's average daily net assets)	rr_ManagementFeesOverAssets	1.25%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend Expenses and Broker Fees and Charges on Short Sales	rr_Component1OtherExpensesOverAssets	0.28%	[3]
Other Expenses of the Cayman Subsidiary	rr_Component2OtherExpensesOverAssets	0.02%	[3],[4]
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.15%	[3]
Total Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 173
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	536
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	923
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,009
MainStay VP Marketfield Portfolio (Prospectus Summary) | MainStay VP Marketfield Portfolio | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as an annual percentage of the Portfolio's average daily net assets)	rr_ManagementFeesOverAssets	1.25%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend Expenses and Broker Fees and Charges on Short Sales	rr_Component1OtherExpensesOverAssets	0.28%	[3]
Other Expenses of the Cayman Subsidiary	rr_Component2OtherExpensesOverAssets	0.02%	[3],[4]
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.15%	[3]
Total Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 198
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	612
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,052
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,275

[1]	Restated to reflect current management fees.
[2]	The Portfolio may invest a portion of its assets in a Cayman Subsidiary (defined below). The Cayman Subsidiary has entered into a separate advisory agreement with New York Life Investment Management LLC (“New York Life Investments”) for the management of the Cayman Subsidiary’s portfolio pursuant to which the Cayman Subsidiary is obligated to pay New York Life Investments a management fee at the same rate that the Portfolio pays New York Life Investments for services provided to the Portfolio. New York Life Investments is contractually obligated to waive the management fee it receives from the Portfolio in an amount equal to the management fee paid to New York Life Investments by the Cayman Subsidiary. This waiver arrangement may not be terminated by New York Life Investments as long as its advisory agreement with the Cayman Subsidiary is in place.
[3]	Based on estimated amounts for the current fiscal year.
[4]	Other Expenses of the Cayman Subsidiary include the expenses (other than the management fee) borne by the Portfolio as the sole shareholder of the Cayman Subsidiary, including administrative, audit, custody and legal expenses.